PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	€ 1,828,784	€ 1,575,200
Property, plant and equipment, ending balance	2,057,891	1,828,784
Right-of-use assets	146,266	116,371	€ 68,255
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,976,238	4,537,146
Additions	554,916	556,956
Divestitures	96,672	85,461
Reclassifications	(12,121)	(34,896)
Translation differences and other movements	(20,858)	2,493
Property, plant and equipment, ending balance	5,401,503	4,976,238
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,147,454)	(2,961,946)
Depreciation	298,734	299,638
Divestitures	(89,360)	(80,364)
Reclassifications	(10,739)	(33,176)
Translation differences and other movements	(2,477)	(590)
Property, plant and equipment, ending balance	(3,343,612)	(3,147,454)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	152,813	151,229
Property, plant and equipment, ending balance	158,132	152,813
Right-of-use assets	0	0	0
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	152,813	151,229
Additions	0	1,565
Divestitures	0	0
Reclassifications	5,353	1
Translation differences and other movements	(34)	18
Property, plant and equipment, ending balance	158,132	152,813
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Reclassifications	0	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	0	0
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	408,041	291,079
Property, plant and equipment, ending balance	422,402	408,041
Right-of-use assets	37,022	38,918	22,971
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	657,426	523,147
Additions	27,029	56,504
Divestitures	2,595	2,853
Reclassifications	14,452	80,119
Translation differences and other movements	(3,065)	509
Property, plant and equipment, ending balance	693,247	657,426
Industrial buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(249,385)	(232,068)
Depreciation	30,017	27,042
Divestitures	(1,693)	(1,516)
Reclassifications	(5,170)	(8,153)
Translation differences and other movements	(1,694)	(56)
Property, plant and equipment, ending balance	(270,845)	(249,385)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	647,839	658,112
Property, plant and equipment, ending balance	813,420	647,839
Right-of-use assets	6,131	8,569	3,396
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,349,995	3,205,733
Additions	159,208	105,175
Divestitures	72,851	75,491
Reclassifications	244,518	116,426
Translation differences and other movements	(86)	(1,848)
Property, plant and equipment, ending balance	3,680,784	3,349,995
Plant, machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,702,156)	(2,547,621)
Depreciation	234,243	243,424
Divestitures	(70,264)	(72,308)
Reclassifications	(516)	(12,355)
Translation differences and other movements	1,745	(4,226)
Property, plant and equipment, ending balance	(2,867,364)	(2,702,156)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	120,956	82,988
Property, plant and equipment, ending balance	160,494	120,956
Right-of-use assets	103,113	68,884	41,888
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	316,869	265,245
Additions	80,565	60,804
Divestitures	20,028	7,039
Reclassifications	(3,925)	(6,600)
Translation differences and other movements	(7,584)	4,459
Property, plant and equipment, ending balance	365,897	316,869
Other assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(195,913)	(182,257)
Depreciation	34,474	29,172
Divestitures	(17,403)	(6,540)
Reclassifications	(5,053)	(12,668)
Translation differences and other movements	(2,528)	3,692
Property, plant and equipment, ending balance	(205,403)	(195,913)
Advances and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	499,135	391,792
Property, plant and equipment, ending balance	503,443	499,135
Right-of-use assets	0	0	€ 0
Advances and assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	499,135	391,792
Additions	288,114	332,908
Divestitures	1,198	78
Reclassifications	(272,519)	(224,842)
Translation differences and other movements	(10,089)	(645)
Property, plant and equipment, ending balance	503,443	499,135
Advances and assets under construction | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Reclassifications	0	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	€ 0	€ 0